Newly-Issued But Not Effective Accounting Standards	12 Months Ended
Dec. 31, 2011
Newly-Issued But Not Effective Accounting Standards [Abstract]
Newly-Issued But Not Effective Accounting Standards

NOTE 24 – NEWLY-ISSUED BUT NOT EFFECTIVE ACCOUNTING STANDARDS

In April 2011, the FASB issued ASU 2011-03, Reconsideration of Effective Control for Repurchase Agreement, amending ASC Topic 860 to improve accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity by removing, from the assessment of effective control, the criterion relating to the transferor's ability to repurchase or redeem financial assets on substantially the agreed terms, even in the event of default by the transferee. Consequently, the amendments in this update also eliminate the requirement to demonstrate that the transferor possesses adequate collateral to fund substantially all the cost of purchasing replacement financial assets. The other criteria applicable to the assessment of effective control are not changed by the amendments in this update. This guidance is effective for the first interim or annual period beginning on or after December 15, 2011, and should be applied prospectively to transactions or modifications of existing transactions that occur on or after the effective date. The adoption of this standard is not expected to have an impact on the Corporation's financial statements.

In May 2011, the FASB issued ASU 2011-04, Fair Value Measurement; amending ASC Topic 820 which eliminates terminology difference between U.S. generally accepted accounting principles (GAAP) and International Financial Reporting Standards (IFRS) on the measurement of fair value and the related fair value disclosures. While largely consistent with existing fair value measurement principles and disclosures, the changes were made as part of the continuing efforts to converge GAAP and IFRS. The adoption of this guidance is effective for interim and annual periods beginning after December 15, 2011, and is not expected to have a significant impact on the Corporation's financial statements.

In June 2011, the FASB issued ASU 2011-05 Comprehensive Income, amending ASC Topic 220 to require that all non-owner changes in stockholders' equity be presented in either a single continuous statement of comprehensive income or in two separate but consecutive statements. Additionally, the guidance requires entities to present, on the face of the financial statements, reclassification adjustments for items that are reclassified from other comprehensive income to net income in the statement or statements where the components of net income and the components of other comprehensive income are presented. The option to present components of other comprehensive income as part of the statement of changes in stockholders' equity was eliminated. In December 2011, the FASB issued ASU 2011-12 to defer changes in ASU 2011-05 that relate to the presentation of reclassification adjustments until FASB has time to reconsider the presentation of such adjustments. The remaining portion of ASU 2011-05 is effective for annual periods beginning after December 15, 2011, and is not expected to have a significant impact on the Corporation's financial statements.

In September 2011, the FASB issued ASU 2011-08, Intangibles – Goodwill and Other (ASC Topic 350) Testing Goodwill for impairment, amending topic 350 to provide the option of a qualitative approach to test goodwill for impairment. The amendment allows an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of the reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in ASC Topic 350. The entity is not required to calculate the fair value of a reporting unit unless the entity determines that it is more likely than not that its fair value is less than its carrying amount. The amendment is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption was permitted for annual or interim periods that were not yet issued. The Corporation did not early adopt and does not expect the adoption of this standard to have any impact on the Corporation's financial statements.